SUMMARY OF ESTIMATED USEFUL LIVES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Furniture and Fixtures [Member] | Minimum [Member] | Coroware, Inc. and Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member] | Minimum [Member] | Coroware, Inc. and Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		5 years
Filament Production Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years